Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

We have prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year ends on December 31.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The accompanying condensed consolidated financial statements include the assets, liabilities and expenses of Sun BioPharma, Inc. and our wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of consolidation

The accompanying consolidated financial statements include the assets, liabilities and expenses of Sun BioPharma, Inc. and our wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash and money market funds with original maturities of three months or less. The carrying value of these instruments approximates fair value. We have not experienced any losses in our cash and cash equivalents.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially subject the company to significant concentrations of credit risk consist primarily of cash and cash equivalents. Cash and cash equivalents are primarily deposited in demand and money market accounts. At times, such deposits may be in excess of insured limits. Investments in money market funds are not considered to be bank deposits and are not insured or guaranteed by the federal deposit insurance company or other government agencies. These money market funds seek to preserve the value of the investment at $1.00 per share; however, it is possible to lose money investing in these funds. The Company has not experienced any losses on its deposits of cash and cash equivalents.

Marketable Securities, Policy [Policy Text Block]
Short-term investments

We consider all investments with maturities greater than three months and less than one year at the time of purchase as short-term investments. At December 31, 2014, short-term investments consisted of a mutual fund investment reported at fair value. We seek to manage our investments to achieve our goal of preserving principal and maintaining adequate liquidity at all times. Short-term investments are considered trading securities by the company. As such, unrealized gains and losses are included in earnings and recorded as interest income in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted rates, for each of the jurisdictions in which the Company operates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized. The Company has provided a full valuation allowance against the gross deferred tax assets as of December 31, 2015 and 2014. See Note 10 for additional information. The Company’s policy is to classify interest and penalties related to income taxes as income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

Debt Issuance Costs [Policy Text Block]
Debt issuance costs

Costs associated with the issuance of debt instruments are capitalized and presented as a direct deduction from the carrying amount of the related debt liability. These costs are amortized on a straight-line basis, which approximates the effective interest method, over the term of the debt agreements and are included in interest expense.

Debt issuance costs

Costs associated with the issuance of debt instruments are capitalized. These costs are amortized on a straight-line basis, which approximates the effective interest method, over the term of the debt agreements and are included in interest expense.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs to date have consisted primarily of expenses incurred for third-party service providers monitoring and accumulating data related to our preclinical and clinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of SBP-101 for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-101 product candidate; and costs to license and maintain our licensed intellectual property. Moving forward, research and development expenditures will shift to focus on costs related to the execution of human clinical trials and related efforts to obtain regulatory approval for SBP-101.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no alternative future use of the intellectual property subject to the license.

Research and development costs

Research and development costs to date have consisted primarily of expenses incurred for third-party service providers monitoring and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of SBP-101 for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-101 product candidate
; and costs to license and maintain our licensed intellectual property. Moving forward, research and development expenditures will shift to focus on costs related to the execution of human clinical trials and related efforts to obtain regulatory approval for SBP-101.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no alternative future use of the intellectual property subject to the license.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Determination of the Company’s Common Stock

Prior to becoming a public company in September 2015, determining the fair value per share or our common stock for use in estimating the fair values of stock-based payments required complex and subjective judgments. The Company used the implied valuations based upon the terms from our sales of convertible notes payable to estimate our enterprise value for the dates on which these transactions occurred. The estimated enterprise values considered certain discounts related to control and lack of marketability.

Our board of directors also considered the estimated fair value of our common stock in relation to a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector. Our board of directors also retained an independent financial valuation firm to provide independent estimates of our enterprise value. Until an active trading market develops for our common stock, estimating the fair value per share of our common stock will continue to be highly subjective. There is inherent uncertainty in these estimates.

Fair value determination of the company’s common stock

Prior to becoming a public company, determining the fair value per share or our common stock for use in estimating the fair values of share based payments required making complex and subjective judgments. The Company used the implied valuations based upon the terms from our sales of convertible notes payable to estimate our enterprise value for the dates on which these transactions occurred. The estimated enterprise values considered certain discounts related to control and lack of marketability.

Our Board of Directors also considered the estimated fair value of our common stock in relation to a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector. Our board of directors also retained an independent financial valuation firm to provide independent estimates of our enterprise value. Until an active trading market develops for our common stock, estimating the fair value per share of our common stock will continue to be highly subjective. There is inherent uncertainty in these estimates.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

Stock-based incentive awards are accounted for under the provisions of FASB ASC 718, Compensation — Stock Compensation, which requires companies to measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period, which is considered to be the requisite service period.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility is based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Share-based compensation

In accounting for share-based incentive awards we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period, which is considered to be the requisite service period.

The fair value of share-based awards is estimated at the date of grant using the Black-Scholes option pricing model. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility and forfeiture rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation adjustments

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Sun BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive loss presented within the stockholders’ deficit. During the six-month periods ended June 30, 2016 and 2015, any reclassification adjustments from accumulated other comprehensive loss to operations was inconsequential.

Foreign Currency Translation

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Sun BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive loss in the Consolidated Statements of Operations and Comprehensive Loss. During the years ended December 31, 2015 and 2014, any reclassification adjustments from accumulated other comprehensive loss to operations were inconsequential.

Comprehensive Income, Policy [Policy Text Block]		Comprehensive Loss Comprehensive loss consists of our net loss and the effect of foreign currency translation.
Earnings Per Share, Policy [Policy Text Block]
Net Loss per Share

We compute net loss per share by dividing our net loss (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

The following table summarizes our calculation of net loss per common share for the periods (in thousands, except share and per share data):

	December 31,
	2015	2014
Net loss	$(4,927)	$(3,531)
Weighted average shares outstanding—basic and diluted	14,073,174	5,109,644
Basic and diluted net loss per share	$(0.35)	$(0.69)

The following outstanding potential common shares were not included in the diluted net loss per share calculations as their effects were not dilutive:

	Year Ended December 31,
	2015	2014
Employee and non-employee stock options	3,463,600	5,487,752
Common shares issuable upon conversion of notes payable	2,466,667	2,666,668
Common shares issuable under common stock purchase warrants	2,550,000	4,550,000
	8,480,267	12,704,420

New Accounting Pronouncements, Policy [Policy Text Block]
Recently
Adopted
Accounting Pronouncement

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires debt issuance costs to be presented as a direct deduction from the carrying amount of the related debt rather than as an asset. In 2016, the company retrospectively adopted this update, as required, and the amounts reclassified from other assets to long-term debt on the condensed consolidated balance sheets. These reclassifications did not impact net income.

Recently Issued Accounting Pronouncement

In February 2016, the FASB issued ASU No. 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in the Accounting Standards Codification Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of ASU 2016-02 to have a material impact on its Consolidated Financial Statements.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Stock-Based Payment Accounting. The guidance in ASU 2016-09 is intended to simplify certain aspects of the accounting for employee stock-based payments, including the accounting for income taxes, forfeitures, statutory withholding requirements, and classification on the statement of cash flows. The standard is effective for interim and annual periods beginning after December 15, 2016, with early adoption permitted. We are currently assessing the impact of this standard on our financial condition and results of operations.

Recently Issued Accounting Pronouncement

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. Entities that have historically presented debt issuance costs as an asset, related to a recognized debt liability, will be required to present those costs as a direct deduction from the carrying amount of that debt liability. This presentation will result is debt issuance cost being presented the same way debt discounts have historically been handled. The ASU does not change the recognition, measurement, or subsequent measurement guidance for debt issuance costs. This guidance will be effective for interim and annual reporting periods beginning after December 15, 2015 (our fiscal 2016). We plan to adopt this guidance in our fiscal year beginning on January 1, 2016 and do not expect the adoption of ASU 2015-03 to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the effect this standard will have on its Consolidated Financial Statements